Post-Retirement Obligation - Summary of Principal Categories Percentage of Plan Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Shares in Brazilian companies	6.63%	3.84%
Fixed income securities	74.12%	74.96%
Real estate property	8.05%	8.14%
Others	11.20%	13.06%
Total	100.00%	100.00%